Financial assets at fair value through the income statement - Disclosure of credit risk of loans and advances designated at fair value and related credit derivatives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit derivatives | Derivatives
Disclosure of financial assets [line items]
Value mitigated by related credit derivatives	£ 193	£ 405
Changes in fair value during the year ended	(2)	0
Cumulative changes in fair value from inception	(2)	0
Loans and advances
Disclosure of financial assets [line items]
Loans and advances designated at fair value, attributable to credit risk	2,198	2,581
Changes in fair value during the year ended	2	(1)
Cumulative changes in fair value from inception	£ (6)	£ (8)